INTANGIBLE ASSETS (Tables)	3 Months Ended
Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
INTANGIBLE ASSETS

	December 31,				March 31,
	2013				2014
(In thousands of U.S. dollars)	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets,net	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets net
In-progess R&D	12,061	-	(7,170)	4,891	4,891	-		4,891
Intangible asset corresponding to acquired IPR&D of Bloxiverz	35,248			35,248	35,248	(2,937)		32,311
Total Intangible assets	$47,309	$-	$(7,170)	$40,139	$40,139	$(2,937)	$-	$37,202